Average Annual Total Returns - FidelityGrowthIncomePortfolio-AMCIZPro - FidelityGrowthIncomePortfolio-AMCIZPro - Fidelity Growth & Income Portfolio	Jan. 29, 2025
Fidelity Advisor Growth & Income Portfolio - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	22.05%
Past 5 years	13.32%
Past 10 years	11.38%
Fidelity Advisor Growth & Income Portfolio - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.00%
Past 5 years	11.98%
Past 10 years	10.41%
Fidelity Advisor Growth & Income Portfolio - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.24%
Past 5 years	10.38%
Past 10 years	9.18%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%